Note 8 - Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Note 8 - Investment in Affiliates (Tables) [Line Items]
Equity Method Investments [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Teamhead Automobile	471	473
Jiaxing	347	192
Sincere Fame	167,802	188,576
Total	168,620	189,241

Income Statement [Member]
Note 8 - Investment in Affiliates (Tables) [Line Items]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Results of operations
Net Revenues	223,089	328,385	365,521
Gross profit	202,755	240,644	295,954
Income from operations	60,571	89,963	139,211
Net profit	49,687	73,869	116,674

Balance Sheet [Member]
Note 8 - Investment in Affiliates (Tables) [Line Items]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Balance sheets
Current assets	970,114	641,314
Non-current assets	243,230	556,067
Current liabilities	721,431	582,734
Non-current liabilities	743	1,057